Cost of sales (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost of Sales [Abstract]
Operating costs	$ 1,268	$ 1,325
Royalties	108	91
Total operating costs	1,376	1,416
Retrenchment costs	2	2
Rehabilitation and other non-cash costs	12	13
Amortisation of tangible assets	286	261
Amortisation of right of use assets	43	39
Inventory change	43	18
Cost of sales	$ 1,762	$ 1,749